Litigation and Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities [Abstract]
Litigation and Contingent Liabilities
24.	LITIGATION AND CONTINGENT LIABILITIES

Class Action

In May 2020, following the Group announcement on the interim results of our RESOLVE-IT Phase 3 clinical trial in which elafibranor had not achieved the primary or key secondary endpoints, a purported shareholder class action complaint was filed in state court in the Commonwealth of Massachusetts, naming the Group, the board of directors and certain members of the senior management as defendants, alleging that defendants made materially misleading statements about the development of elafibranor in connection with our U.S. initial public offering in violation of U.S. federal securities laws.

In October 2020, the plaintiff voluntarily dismissed the Commonwealth of Massachusetts action, but in December 2020, the same plaintiff filed a purported shareholder class action complaint in state court in the State of New York, alleging claims substantially similar to those in the previous complaint against the same defendants, as well as the underwriters of our U.S. initial public offering. In March 2021, the Company and the other defendants filed a motion to dismiss and intend to vigorously defend this action.